Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Other Short-Term Borrowings [Abstract]
Components of Other Short-Term Borrowings [text block table]
in € m.	Dec 31, 2019	Dec 31, 2018
Other short-term borrowings:
Commercial paper	1,585	2,752
Other	3,633	11,406
Total other short-term borrowings	5,218	14,158